CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 28,751	$ 16,374
Restricted cash	154	96
Short-term bank deposits	18,015	3,215
Investment in Evogene	4,565	5,196
Other accounts receivable and prepaid expenses	1,731	690
Total current assets	53,216	25,571
NON-CURRENT INVESTMENTS:
Severance pay fund	2,129	1,728
Total non-current investments	2,129	1,728
NON-CURRENT PREPAID EXPENSES	158	360
PROPERTY AND EQUIPMENT, NET	1,208	1,250
Total assets	56,711	28,909
CURRENT LIABILITIES:
Trade payables	693	443
Deferred revenue	5,318
Other accounts payable and accrued expenses	1,728	941
Total current liabilities	7,739	1,384
NON-CURRENT LIABILITIES:
Research and development funding arrangements and others	13,189	7,872
Deferred revenue	1,454
Accrued severance pay	2,441	1,981
Total non-current liabilities	17,084	9,853
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2013 and 2012; 41,002,113 and 36,590,478 shares issued and outstanding at December 31, 2013 and 2012, respectively	111	99
Additional paid-in capital	235,351	206,325
Accumulated other comprehensive income	4,628	5,367
Accumulated deficit	(208,202)	(194,119)
Total shareholders' equity	31,888	17,672
Total liabilities and shareholders' equity	$ 56,711	$ 28,909